RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS [abstract]
Disclosure of related party transactions

32.     RELATED PARTY TRANSACTIONS

Parties are considered to be related to the Group if the Group has the ability, directly or indirectly, to control or jointly control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to control or common control.  Related parties may be individuals (being members of key management personnel, significant shareholders and/or their close family members) or other entities and include entities which are under the significant influence of related parties of the Group where those parties are individuals, and post-employment benefit plans which are for the benefit of employees of the Group or of any entity that is a related party of the Group.

(a)    Transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures

The Group is part of a larger group of companies under Sinopec Group Company, which is controlled by the PRC government, and has significant transactions and relationships with Sinopec Group Company and fellow subsidiaries. Because of these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

The principal related party transactions with Sinopec Group Company and fellow subsidiaries, associates and joint ventures, which were carried out in the ordinary course of business are as follows:

		Years ended December 31,
	Note	2015	2016	2017
		RMB	RMB	RMB
Sales of goods	(i)	211,197	194,179	244,211
Purchases	(ii)	92,627	118,242	165,993
Transportation and storage	(iii)	1,299	1,333	7,716
Exploration and development services	(iv)	37,444	27,201	21,210
Production related services	(v)	10,880	10,816	20,824
Ancillary and social services	(vi)	6,754	6,584	6,653
Operating lease charges for land	(vii)	10,618	10,474	8,015
Operating lease charges for buildings	(vii)	462	449	510
Other operating lease charges	(vii)	302	456	626
Agency commission income	(viii)	116	129	127
Interest income	(ix)	207	209	807
Interest expense	(x)	1,194	996	554
Net deposits placed with related parties	(ix)	(14,082)	(21,770)	(7,441)
Net loans (repaid to)/ obtained from to related parties	(xi)	(57,881)	(24,877)	5,279

The amounts set out in the table above in respect of each of the years in the three-year period ended December 31, 2017 represent the relevant costs and income as determined by the corresponding contracts with the related parties.

There was no guarantee given to banks by the Group in respect of banking facilities to related parties as of December 31, 2016 and 2017, except for the guarantees disclosed in Note 30.

The directors of the Company are of the opinion that the above transactions with related parties were conducted in the ordinary course of business and on normal commercial terms or in accordance with the agreements governing such transactions, and this has been confirmed by the independent non-executive directors.

Notes:

(i)Sales of goods represent the sale of crude oil, intermediate petrochemical products, petroleum products and ancillary materials.

(ii)Purchases represent the purchase of materials and utility supplies directly related to the Group’s operations such as the procurement of raw and ancillary materials and related services, supply of water, electricity and gas.

(iii)Transportation and storage represent the cost for the use of railway, road and marine transportation services, pipelines, loading, unloading and storage facilities.

(iv)    Exploration and development services comprise direct costs incurred in the exploration and development such as geophysical, drilling, well testing and well measurement services.

(v)     Production related services represent ancillary services rendered in relation to the Group’s operations such as equipment repair and general maintenance, insurance premium, technical research, communications, firefighting, security, product quality testing and analysis, information technology, design and engineering, construction of oilfield ground facilities, refineries and chemical plants, manufacture of replacement parts and machinery, installation, project management and environmental protection.

(vi)    Ancillary and social services represent expenditures for social welfare and support services such as educational facilities, media communication services, sanitation, accommodation, canteens, property maintenance and management services.

(vii)   Operating lease charges represent the rental paid to Sinopec Group Company for operating leases in respect of land, buildings and equipment.

(viii)  Agency commission income represents commission earned for acting as an agent in respect of sales of products and purchase of materials for certain entities owned by Sinopec Group Company.

(ix)    Interest income represents interest received from deposits placed with Sinopec Finance Company Limited and Sinopec Century Bright Capital Investment Limited, finance companies controlled by Sinopec Group Company. The applicable interest rate is determined in accordance with the prevailing saving deposit rate. The balance of deposits as of December 31, 2016 and 2017 were RMB 40,073 and RMB 47,514, respectively.

(x)     Interest expense represents interest charges on the loans and advances obtained from Sinopec Group Company and fellow subsidiaries.

(xi)   The Group obtained or repaid loans from or to Sinopec Group Company and fellow subsidiaries.

In connection with the Reorganization, the Company and Sinopec Group Company entered into a number of agreements under which 1) Sinopec Group Company will provide goods and products and a range of ancillary, social and supporting services to the Group and 2) the Group will sell certain goods to Sinopec Group Company. These agreements impacted the operating results of the Group for the year ended December 31, 2017. The terms of these agreements are summarized as follows:

•

The Company has entered into a non-exclusive “Agreement for Mutual Provision of Products and Ancillary Services” (“Mutual Provision Agreement”) with Sinopec Group Company effective from January 1, 2000 in which Sinopec Group Company has agreed to provide the Group with certain ancillary production services, construction services, information advisory services, supply services and other services and products. While each of Sinopec Group Company and the Company is permitted to terminate the Mutual Provision Agreement upon giving at least six months notice, Sinopec Group Company has agreed not to terminate the agreement if the Group is unable to obtain comparable services from a third party. The pricing policy for these services and products provided by Sinopec Group Company to the Group is as follows:

(1)  the government-prescribed price;

(2)  where there is no government-prescribed price, the government-guidance price;

(3)  where there is neither a government-prescribed price nor a government-guidance price, the market price; or

(4)  where none of the above is applicable, the price to be agreed between the parties, which shall be based on a reasonable cost incurred in providing such services plus a profit margin not exceeding 6%.

•

The Company has entered into a non-exclusive “Agreement for Provision of Cultural and Educational, Health Care and Community Services” with Sinopec Group Company effective from January 1, 2000 in which Sinopec Group Company has agreed to provide the Group with certain cultural, educational, health care and community services on the same pricing terms and termination conditions as described in the above Mutual Provision Agreement.

•

The Company has entered into a series of lease agreements with Sinopec Group Company to lease certain lands and buildings effective on January 1, 2000. The lease term is 40 or 50 years for lands and 20 years for buildings, respectively. The Company and Sinopec Group Company can renegotiate the rental amount every three years for land. The Company and Sinopec Group Company can renegotiate the rental amount for buildings every year. However such amount cannot exceed the market price as determined by an independent third party.

•

The Company has entered into agreements with Sinopec Group Company effective from January 1, 2000 under which the Group has been granted the right to use certain trademarks, patents, technology and computer software developed by Sinopec Group Company.

•

The Company has entered into a service stations franchise agreement with Sinopec Group Company effective from January 1, 2000 under which its service stations and retail stores would exclusively sell the refined products supplied by the Group.

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures included in the following accounts captions are summarized as follows:

	December 31,
	2016	2017
	RMB	RMB

Trade accounts receivable	10,978	12,903
Other receivable	12,860	5,444
Prepaid expenses and other current assets	570	189
Long-term prepayments and other assets	20,385	20,726

Total	44,793	39,262

Trade accounts payable	19,419	22,849
Accrued expenses and other payables	21,590	20,990
Other long-term liabilities	9,998	10,165
Short-term loans and current portion of long-term loans from Sinopec Group Company and fellow subsidiaries	18,580	25,311
Long-term loans excluding current portion from Sinopec Group Company and fellow subsidiaries	44,772	43,320

Total	114,359	122,635

Amounts due from/to Sinopec Group Company and fellow subsidiaries, associates and joint ventures, other than short-term loans and long-term loans, bear no interest, are unsecured and are repayable in accordance with normal commercial terms. The terms and conditions associated with short-term loans and long-term loans payable to Sinopec Group Company and fellow subsidiaries are set out in Note 25.

The long-term borrowings mainly include an interest-free loan with a maturity period of 20 years amounting to RMB 35,560 from the Sinopec Group Company (a state-owned enterprise) through the Sinopec Finance. This borrowing is a special arrangement to reduce financing costs and improve liquidity of the Company during its initial global offering in 2000.

As of and for the years ended December 31, 2016 and 2017, no individually significant impairment losses for bad and doubtful debts were recognized in respect of amounts due from Sinopec Group Company and fellow subsidiaries, associates and joint ventures.

(b)    Key management personnel emoluments

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, directly or indirectly, including directors and supervisors of the Group. The key management personnel compensation is as follows:

	Years ended December 31,
	2015	2016	2017
	RMB’000	RMB’000	RMB’000

Short-term employee benefits	5,225	5,648	5,344
Retirement scheme contributions	510	499	424

	5,735	6,147	5,768

(c)    Contributions to defined contribution retirement plans

The Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The details of the Group’s employee benefits plan are disclosed in Note 33. As of December 31, 2016 and 2017, the accrual for the contribution to post-employment benefit plans was not material.

(d)    Transactions with other state-controlled entities in the PRC

The Group is a state-controlled energy and chemical enterprise and operates in an economic regime currently dominated by entities directly or indirectly controlled by the PRC government through its government authorities, agencies, affiliations and other organizations (collectively referred as “state-controlled entities”).

Apart from transactions with Sinopec Group Company and fellow subsidiaries, the Group has transactions with other state-controlled entities, include but not limited to the following:

•     sales and purchases of goods and ancillary materials;

•     rendering and receiving services;

•     lease of assets;

•     depositing and borrowing money; and

•     use of public utilities.

These transactions are conducted in the ordinary course of the Group’s business on terms comparable to those with other entities that are not state-controlled.